Shareholder Report, Holdings (Details)	May 31, 2026
Fidelity Disruptors ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Disruptors ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Disruptors ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Disruptors ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Disruptors ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Disruptors ETF | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	78.50%
Fidelity Disruptors ETF | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Disruptors ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Disruptive Technology ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Disruptive Technology ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Disruptive Technology ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Disruptive Technology ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Disruptive Technology ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Disruptive Technology ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Disruptive Technology ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Disruptive Technology ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Disruptive Technology ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Disruptive Technology ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Disruptive Technology ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Fidelity Disruptive Technology ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Disruptive Technology ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Disruptive Technology ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Disruptive Technology ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	74.90%
Fidelity Disruptive Technology ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Disruptive Technology ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Disruptive Technology ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Disruptive Technology ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Disruptive Technology ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Disruptive Technology ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Disruptive Technology ETF | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Disruptive Technology ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Disruptive Technology ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Disruptive Medicine ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Disruptive Medicine ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Disruptive Medicine ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Disruptive Medicine ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Disruptive Medicine ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Disruptive Medicine ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Disruptive Medicine ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Disruptive Medicine ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Disruptive Medicine ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Disruptive Medicine ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Disruptive Medicine ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Disruptive Medicine ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	83.90%
Fidelity Disruptive Medicine ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Disruptive Medicine ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Disruptive Medicine ETF | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Disruptive Medicine ETF | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Disruptive Medicine ETF | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Disruptive Medicine ETF | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Disruptive Medicine ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Disruptive Medicine ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Disruptive Medicine ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Disruptive Finance ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Disruptive Finance ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Disruptive Finance ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Disruptive Finance ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Disruptive Finance ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Disruptive Finance ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Disruptive Finance ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Disruptive Finance ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Disruptive Finance ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Disruptive Finance ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Disruptive Finance ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	91.00%
Fidelity Disruptive Finance ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Disruptive Finance ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Disruptive Finance ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Disruptive Finance ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Disruptive Finance ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	72.50%
Fidelity Disruptive Finance ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Disruptive Finance ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Disruptive Finance ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Disruptive Finance ETF | Singapore
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Disruptive Finance ETF | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Disruptive Finance ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Disruptive Finance ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Disruptive Finance ETF | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Disruptive Finance ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Disruptive Finance ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Disruptive Communications ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Disruptive Communications ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Disruptive Communications ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Disruptive Communications ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Disruptive Communications ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Disruptive Communications ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Disruptive Communications ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Disruptive Communications ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Disruptive Communications ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Disruptive Communications ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Disruptive Communications ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Fidelity Disruptive Communications ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Disruptive Communications ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Disruptive Communications ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Fidelity Disruptive Communications ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	76.70%
Fidelity Disruptive Communications ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Disruptive Communications ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Disruptive Communications ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Disruptive Communications ETF | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Disruptive Communications ETF | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Disruptive Communications ETF | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Disruptive Communications ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Disruptive Communications ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Disruptive Automation ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Disruptive Automation ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Disruptive Automation ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Disruptive Automation ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Disruptive Automation ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Disruptive Automation ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Disruptive Automation ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Disruptive Automation ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Disruptive Automation ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Disruptive Automation ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Disruptive Automation ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Fidelity Disruptive Automation ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Disruptive Automation ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Fidelity Disruptive Automation ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Disruptive Automation ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Disruptive Automation ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	49.40%
Fidelity Disruptive Automation ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Disruptive Automation ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Disruptive Automation ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Disruptive Automation ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Disruptive Automation ETF | China
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Disruptive Automation ETF | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Disruptive Automation ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Disruptive Automation ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Disruptive Automation ETF | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Disruptive Automation ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Disruptive Automation ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%